Document and Entity Information	9 Months Ended
Sep. 30, 2020
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Romeo Power, Inc.
Entity Central Index Key	0001757932
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	83-2289787
Entity Address, Address Line One	4380 Ayers Avenue
Entity Address, City or Town	Vernon
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90058
City Area Code	844
Local Phone Number	257-8557
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Small Business	true
Entity Ex Transition Period	true